Income Taxes - Summary of Federal Statutory Income Tax Provision to Effective Income Tax Provision (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 27, 2020	Sep. 29, 2019	Sep. 27, 2020	Sep. 29, 2019	Dec. 29, 2019	Dec. 30, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Provision (benefit) at statutory rate at 21%					$ 929	$ 1,334	$ (718)
State income taxes					258	182	4
Non-deductible costs					604	129	132
Charitable deduction					(629)
Change in deferred tax asset valuation allowance					23	(655)	622
Other					(79)	(267)	(7)
Provision for income taxes	$ 620	$ 323	$ 4,300	$ 2,839	$ 1,106	$ 723	$ 33